UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-23c-3

NOTIFICATION OF REPURCHASE OFFER

PURSUANT TO RULE 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number: 811-23221
Date of Notification: August 18, 2026

2.	Exact name of investment company as specified in registration statement:

FS CREDIT INCOME FUND

3.	Address of principal executive office:

3025 JFK Boulevard, OFC 500

Philadelphia, PA 19104

A.	☒	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Stephen S. Sypherd
Stephen S. Sypherd
General Counsel and Secretary

FS CREDIT INCOME FUND - Repurchase Offer Notice

This notice is to inform you of the dates for your Fund’s current repurchase offer. If you are not interested in selling your shares at this time, please disregard this notice.

August 18, 2026

Dear FS Credit Income Fund Shareholder:

We extend this repurchase offer to provide liquidity to shareholders because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. You can sell Fund shares only during one of the Fund’s scheduled quarterly repurchase offer periods, so we would like to make you aware of the deadlines and procedures should you wish to do so. Note that early withdrawal of shares from the Fund may be a taxable event; consult your financial advisor or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time.

This repurchase offer period begins on August 18, 2026, and ends (unless extended) on the repurchase request deadline at the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on September 9, 2026. Shares accepted for repurchase will be purchased at a price equal to the respective net asset value of such shares on the repurchase pricing date, which is described further in the enclosed Repurchase Offer Terms. For informational purposes, on August 13, 2026, the net asset values per share of the Fund’s outstanding share classes were as follows:

Class A	$11.83
Class I	$11.88
Class T	$11.86
Class U	$11.81
Class U2	$11.93

If you intend to sell your shares during this repurchase offer period, please read the enclosed documents.

You should also consider the following:

■	Determine if your account is held with your financial advisor or directly with FS Investment Solutions, LLC (FSIS). If you are unsure if your account is held directly with FSIS or with your financial advisor, please review your most recent account statement. If your statement is from your financial advisor, you must contact your financial advisor for assistance because there may be different requirements for making a repurchase request during the repurchase offer period. If your statement is from FSIS, you may either contact your financial advisor, or you can contact a Client Services representative at (877) 628-8575.

■	If you wish to sell any of your Fund shares during this repurchase offer period, all requests must be received in good order prior to the close of the New York Stock Exchange on September 9, 2026.

For shares purchased on or after March 1, 2024, but before September 15, 2025, a contingent deferred sales charge ("CDSC") of 1.00% may be assessed on Class U2 shares purchased without a sales charge if they are repurchased before the first day of the month of the 18-month anniversary of the purchase.

For shares purchased on or after September 15, 2025, a CDSC of 1.50% may be assessed on Class U2 shares purchased without a sales charge if they are repurchased before the first day of the month of the 18-month anniversary of the purchase.

Class U2 shares acquired through the Fund’s reinvestment dividends or capital gain distributions are not subject to a CDSC.

Sincerely,

FS Credit Income Fund

FS Credit Income Fund Repurchase Offer Terms

1.	The Offer. FS Credit Income Fund (the “Fund”) is offering to repurchase for cash up to 5 percent (5%) of the aggregate of its issued and outstanding Class A, Class I, Class T, Class U and Class U2 shares (“Shares”) of beneficial interest (such amount, the “Repurchase Offer Amount”) on the repurchase request deadline (described below) at a price equal to the respective net asset value (“NAV” or “Net Asset Value”) as of the close of the New York Stock Exchange on the repurchase pricing date (described below). As of the date hereof, there are no Class L or Class M Shares outstanding. The Offer is being made upon the terms and conditions set forth in this Repurchase Offer Terms, the FS Credit Income Fund Shareholder Repurchase Offer Notice (the “Repurchase Offer Notice”), the Fund’s Prospectus, and the related Repurchase Request Form. Together, those documents constitute the “Offer”. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. All classes of Shares are considered to be a single class for the purposes of allocating repurchases under this Offer. The purpose of the Offer is to provide liquidity to shareholders since the Fund is unaware of any secondary market which exists for the Shares. The Fund currently does not charge a processing fee for handling repurchase requests. However, if your Shares are held for you by your broker-dealer or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

2.	Net Asset Value. The Net Asset Values of the Fund's Class A, Class I, Class T, Class U and Class U2 Shares on August 13, 2026, were $11.83, $11.88, $11.86, $11.81, and $11.93, respectively. You must determine whether to tender Shares prior to the repurchase request deadline, but the Net Asset Values at which the Fund will repurchase Shares will not be calculated until the repurchase pricing date. The Net Asset Values may fluctuate between the date you submit your repurchase request and the repurchase request deadline (and the repurchase pricing date, if different). The Net Asset Values on the repurchase request deadline and the repurchase pricing date could be higher or lower than on the date you submit a repurchase request. Please call a Client Services representative at (877) 628-8575 for current NAV information. The shares of the Fund are not traded on any organized market or stock exchange.

3.	Repurchase Request Offer Period and Repurchase Request Deadline. This quarter’s Offer begins on August 18, 2026. All tenders of Shares for repurchase must be received in proper form by the Fund’s transfer agent, SS&C Technologies, Inc., between August 18, 2026, and before the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on September 9, 2026, unless extended (the “repurchase request deadline”).

4.	Repurchase Pricing Date. The repurchase pricing date normally will be the same date as the repurchase request deadline and pricing will be determined after the close of business on that date or as soon as such determination can be made thereafter (the “repurchase pricing date”). Pursuant to the Fund’s fundamental policies, the repurchase pricing date shall occur no later than the fourteenth calendar day after the repurchase request deadline (or the next business day after such fourteenth calendar day if the fourteenth calendar day is not a business day). If the Fund were to use a repurchase pricing date later than the repurchase request deadline, there is a risk that the Fund’s Net Asset Values per share may fluctuate between those dates.

5.	Payment for Shares Repurchased. Payment for all Shares repurchased pursuant to this Offer will be made not later than seven days after the repurchase pricing date.

6.	Withdrawal Charges. Class A, Class I, Class T and Class U shareholders are not subject to a contingent deferred sales charge ("CDSC"). For shares purchased on or after March 1, 2024, but before September 15, 2025, CDSC of 1.00% may be assessed on Class U2 shares purchased without a sales charge if they are repurchased before the first day of the month of the 18-month anniversary of the purchase. For shares purchased on or after September 15, 2025, a CDSC of 1.50% may be assessed on Class U2 shares purchased without a sales charge if they are repurchased before the first day of the month of the 18-month anniversary of the purchase falls. Class U-2 Shares acquired through the Fund’s reinvestment of dividends or capital gain distributions are not subject to a CDSC. The Fund’s Prospectus discloses the other situations in which a CDSC may be waived or reduced. Your financial advisor or broker may charge a transaction fee in connection with submitting a repurchase request. Please check the Fund’s Prospectus and consult your financial advisor.

7.	Increase in Number of Shares Repurchased; Pro Rata Repurchase. If shareholders tender for repurchase more than the Shares which the Fund is offering to repurchase, the Fund may, but is not required to, increase the number of Shares that the Fund is offering to repurchase by up to 2% of the number of Shares outstanding on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding Shares on the repurchase request deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. There can be no assurance that the Fund will be able to repurchase all of the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent quarterly repurchase offer to tender Shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.

8.	Withdrawal or Modification of Number of Shares to be Repurchased. Shares submitted pursuant to the Offer may be withdrawn or you may change the number of Shares submitted for repurchase at any time prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on the repurchase request deadline. If your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, please consult such person if you wish to modify or withdraw a repurchase request. Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the Offer. However, withdrawn Shares may be retendered by following the procedures described herein prior to the repurchase request deadline. For further information regarding modifications or withdrawals of tenders, you may call a Client Services representative at (877) 628- 8575 or contact your financial advisor.

9.	Suspension or Postponement of Repurchase Offer. The Board of Trustees of the Fund may suspend or postpone the Offer only:

(a)	if making or effecting the Offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

(b)	for any period during which the New York Stock Exchange or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c)	for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(d)	for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

If the Offer is suspended or postponed, the Fund will provide notice of the suspension or postponement to each shareholder of the Fund. If the Fund renews the Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Offer.

10.	Tax Consequences. You should review the tax information in the Fund’s prospectus and statement of additional information, which describes the tax consequences of investing in the Fund and of participating in the repurchase. You should consult your tax advisor regarding the tax consequences applicable to you from participating in the repurchase. Participating in the repurchase could involve federal, state, and local tax consequences. Federal tax withholding could apply to the repurchase in certain circumstances, including situations where the tendering shareholder has not submitted a valid Form W-9 (for United States persons including resident alien individuals) or Form W-8 (for non-U.S. shareholders) to the Fund.

11.	No Redemption Fee. No redemption fees will apply if you sell your Shares pursuant to the Fund’s quarterly repurchase program.

12.	Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular Shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein, in the Repurchase Offer Notice, in the Repurchase Request Form or in the Fund’s Prospectus.

For a copy of the Fund’s Prospectus or for other information, visit www.futurestandard.com, call a Client Services representative at (877) 628-8575, or contact your financial advisor.

FS Credit Income Fund – Repurchase Request Form

Use this form to sell your shares for cash during the current repurchase offer period.

■     This form must be signed and dated within the current repurchase offer period and received before the repurchase request deadline as stated in the Repurchase Offer Notice and Repurchase Offer Terms.

■      Please contact your financial advisor, broker-dealer or financial institution if your shares are not held directly with FS Investment Solutions, LLC (FSIS).

FS CREDIT INCOME FUND

REPURCHASE REQUEST FORM

All sections must be fully completed in order to process your request.

For delivery by regular mail: FS Credit Income Fund c/o SS&C Technologies, Inc. P.O. Box 219095 Kansas City, MO 64121-9095

For delivery by registered, certified or express mail,
by overnight courier or by personal delivery:

FS Credit Income Fund
c/o SS&C Technologies, Inc.
801 Pennsylvania Ave.

Suite 219095

Kansas City, MO 64105-1307

A. SHAREHOLDER(S) INFORMATION

Beneficial Owner(s) Information

Name		Name
Address		Address
	(street)		(street)

	(city/state)		(city/state)

	(zip)		(zip)

Social Security or Tax ID No.	Social Security or Tax ID No.

Telephone No.	Telephone No.

FS Account No. (if known)

Registered Holder Information (if different than above; print name exactly as it appears on the subscription agreement or application or as indicated on the share ledger maintained by the Company’s transfer agent)*

* For positions registered in the name of a custodian, the signature of the custodian is required. Please ensure the custodian signs this Repurchase Request Form in the “Registered Holder Signature” block in Section E.

Name of Registered Holder
(e.g., custodian if shares are registered in the name of a custodian)

Address
	(street)	(city/state)	(zip)

Telephone No.

REPURCHASE REQUEST FORM

B. SHARES BEING TENDERED

Shares to be tendered:

☐    Class A Shares (FCREX)       ☐   Class I Shares (FCRIX)         ☐    Class T Shares (FCRTX)

☐     Class U Shares (FCRUX)      ☐   Class U2 Shares (FCUUX)

(if tendering more than one Share class, please submit a separate form for each Share class)

☐   All Shares owned

☐   Partial repurchase $______ or ________ Shares

(Shares sold to net purchased amount)

Please note, if the redemption being requested is due to death of shareholder, please call (877) 628-8575 regarding any additional documents that may be required.

This FS Credit Income Fund Repurchase Form is valid only in conjunction with the Repurchase Offer Notice and Repurchase Offer Terms.

C. REMITTANCE INFORMATION (select one option, if applicable)

If no option is selected, (i) all proceeds from repurchases processed for custodial accounts will be remitted to the custodian and (ii) and all proceeds from repurchases processed for non-custodial accounts will be remitted to the address of record for the owner(s).

☐	Remit payment in the name of the owner(s) to the address of the owner(s) or custodian of record, as applicable, on record with the Company.

☐	Remit payment in the name of the owner(s) directly to the bank account of the owner(s) or custodian of record, as applicable, on record with the Company. If no such bank account information is on record with the Company, payment will be remitted in the name of the owner(s) to the address of the owner(s) or custodian of record, as applicable, on record with the Company.

☐	Remit payment to, and in the name of, the following third party (signature guarantee required in Section E)

Name

Address
	(street)	(city/state)	(zip)

☐	Remit payment in the name of the following account holder and to the following bank account via ACH (signature guarantee required in Section E):

Bank Name

Bank Routing No.

Bank Account No.

Bank Account Holder Name

Bank Account Holder Social Security or Tax ID Number

D. COST BASIS INFORMATION (information required for tax reporting purposes)

The Company has elected the first in, first out (FIFO) method as the default for calculating cost basis for Shares as defined in the Company’s offering documents. If you wish to change your cost basis method, please log in to your account at www.futurestandard.com and select “Cost Basis Options”. Alternatively, please contact the Company at (877) 628-8575.

This FS Credit Income Fund Repurchase Form is valid only in conjunction with the Repurchase Offer Notice and Repurchase Offer Terms.

REPURCHASE REQUEST FORM

E. SIGNATURE (all registered holders must sign)

The Signatory authorizes and instructs the Company to make a cash payment (payable by check or wire transfer) of the Purchase Price for Shares accepted for purchase by the Company, without interest thereon and less any applicable withholding taxes, to which the Signatory is entitled in accordance with the instructions in Section C “Remittance Information” above. By executing this Repurchase Request Form, the undersigned hereby delivers to the Company in connection with the Offer to Purchase the number of Shares indicated in Section B “Number of Shares Being Tendered” above.

Note: To prevent backup withholding please ensure that a completed and signed application form or a Form W-9 (or Form W-8 for Non-U.S. shareholders) has been previously submitted.

If Shares are registered in the name of a custodian, the custodian of the Shares must execute this Repurchase Request Form, and the beneficial owner of the Shares hereby authorizes and directs the custodian of the Shares to execute this Repurchase Request Form.

Beneficial Owner Signature:	Beneficial Owner Signature:

Print Name of Beneficial Owner / Authorized Signer	Print Name of Beneficial Owner / Authorized Signer

Title of Signatory if Acting in a Representative Capacity	Title of Signatory if Acting in a Representative Capacity

Signature – Beneficial Owner / Authorized Signer	Signature – Beneficial Owner / Authorized Signer

Date	Date

Custodian Authorization

(Required for custodial accounts)

Signature Guarantee:*

The undersigned hereby guarantees the signature of the registered holder, or, if no registered holder is provided, the beneficial owner which appears above on this Repurchase Request Form.

Institution Issuing Guarantee:

Name

Address
(street)

	(city/state)	(zip)

Authorized Signature:

Name

Title	Date

*If required by Section C “Remittance Information,” signatures on this Repurchase Request Form must be guaranteed in accordance with Rule 17Ad-15 (promulgated under the Securities Exchange Act of 1934, as amended) by an eligible guarantor institution which is a participant in a stock transfer association recognized program, such as a firm that is a member of a registered national securities exchange, a member of The Financial Industry Regulatory Authority, Inc., by a commercial bank or trust company having an office or correspondent in the United States or by an international bank, securities dealer, securities broker or other financial institution licensed to do business in its home country.

This FS Credit Income Fund Repurchase Form is valid only in conjunction with the Repurchase Offer Notice and Repurchase Offer Terms.